091-067928

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

NOV 05 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

DIVISION OF TRADING & MARKETS

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchang[redacted]

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045405

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

The BofA Merrill Lynch 3-7 Year U.S. Treasury Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FIVZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-counter

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

November 3, 2009

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 5 2009

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 05 2009
DIVISION OF TRADING & MARKETS

November 3, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Schwab / PIMCO / TXF / OOK

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Schwab International Equity ETF linked to the FTSE Developed ex-US Index (Ticker Symbol SCHF)
- Schwab U.S. Small-Cap ETF linked to the Dow Jones U.S. Small-Cap Total Stock Market Index (Ticker Symbol SCHA)
- Schwab U.S. Large-Cap ETF linked to the Dow Jones U.S. Large-Cap Total Stock Market Index (Ticker Symbol SCHX)
- Schwab U.S. Broad Market ETF linked to the Dow Jones U.S. Broad Stock Market Index (Ticker Symbol SCHB)
- PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF linked to The Bofa Merrill Lynch Long US Treasury Principal STRIPS Index (Ticker Symbol ZROZ)
- PIMCO 3-7 Year U.S. Treasury Index Fund ETF linked to The Bofa Merrill Lynch 3-7 Year U.S. Treasury Index (Ticker Symbol FIVZ)
- TXF Large Companies Fund ETF linked to the SPADE Texas Index (Ticker Symbol TXF)
- OOK, Inc. ETF linked to the SPADE Oklahoma Index (Ticker Symbol OOK)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 5 2009